Goodwill (Impairment test for goodwill) (Pre-tax discount rates used for value-in-use calculations) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Impairment test for goodwill [line items]
Terminal growth rate of cash flows beyond the terminal year	0.00%
Impairment loss of goodwill (Note 14)	¥ 685,036	¥ 409,371
Yunhe Power (viii)
Impairment test for goodwill [line items]
Pre-tax discount rates	8.98%		9.22%
Linyi Power
Impairment test for goodwill [line items]
Pre-tax discount rates	9.00%		9.23%
Wuhan Power
Impairment test for goodwill [line items]
Pre-tax discount rates	8.94%		9.21%
Liaocheng Co-generation
Impairment test for goodwill [line items]
Pre-tax discount rates	8.90%		9.18%
Yantai Power Plant
Impairment test for goodwill [line items]
Pre-tax discount rates	7.85%		9.19%
Yichun Thermal Power
Impairment test for goodwill [line items]
Pre-tax discount rates	8.35%		9.30%
Tuas Power
Impairment test for goodwill [line items]
Terminal growth rate of cash flows beyond the terminal year	2.00%		2.00%
Pre-tax discount rates	8.40%		7.33%